Investment In Joint Venture	6 Months Ended
Dec. 31, 2014
Investment In Joint Venture [Abstract]
INVESTMENT IN JOINT VENTURE
5.	INVESTMENT IN JOINT VENTURE

On July 10, 2014, the Company entered into a Joint Venture Agreement with Z-Square Technology, LLC (“Z-Square”) for the purpose of the development of technology of a single project. The Company is to provide funding of the project and Z-Square will provide the actual creation, development, and management of all technology. The contributions from each of the Joint Ventures (i) Company - $100,000 (ii) Z-Square - $0. Upon completion of the project, the Joint Venture will distribute the original capital invested of $100,000 plus $15,000 for a total of an $115,000. On October 21, 2014, the Company received $115,000 and the Joint Venture ended in accordance with the terms of the agreement. During the three and six months ended December 31, 2014, a gain on disposal of investment of $15,000 is recorded in the consolidated statements of operations related to this Joint Venture Agreement.

On November 23, 2014, the Company entered into a Joint Venture Agreement with Z-Square Technology, LLC (“Z-Square”) for the purpose of the development of technology of a single project. The Company is to provide funding of the project and Z-Square will provide the actual creation, development, and management of all technology. The contributions from each of the Joint Ventures (i) Company - $150,000 (ii) Z-Square - $0. Upon completion of the project, the Joint Venture will distribute the original capital invested of $150,000 plus $15,000 for a total of an $165,000.